Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	(0.70%)	8.95%	5.83%	(7.17%)	26.29%	(0.66%)	24.71%	(11.42%)	10.72%	20.87%
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	5.47%	15.06%	23.92%	(3.57%)	24.03%	4.38%	22.09%
Reinhart International PMV Fund | Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	21.50%	4.08%	18.58%